Earnings per Unit and Cash Distributions - Calculations of Basic and Diluted Earnings per Unit (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Earnings per Unit and Cash Distributions
Net income	$ 21,683	$ 8,176	$ 15,544	$ 21,045
Less: Series A Preferred unitholders' interest in net income	1,800	1,800	3,600	3,600
Net income attributable to the unitholders of KNOT Offshore Partners LP	19,883	6,376	11,944	17,445
Less: Distributions	18,034	18,034	36,068	36,068
Under (over) distributed earnings	$ 1,849	$ (11,658)	$ (24,124)	$ (18,623)
Weighted average units outstanding (basic):
General Partner	615	615	615	615
Weighted average units outstanding (diluted):
General Partner	615	615	615	615
Earnings per unit (basic):
General Partner	$ 0.597	$ 0.191	$ 0.359	$ 0.524
Earnings per unit (diluted):
General Partner	0.597	0.191	0.359	0.524
Cash distributions declared and paid in the period per unit	0.520	0.520	1.040	1.040
Subsequent event: Cash distributions declared and paid per unit relating to the period	$ 0.520	$ 0.520	$ 1.040	$ 1.040
Common Units [Member]
Earnings per Unit and Cash Distributions
Net income attributable to the unitholders of KNOT Offshore Partners LP	$ 19,515	$ 6,258	$ 11,723	$ 17,123
Weighted average units outstanding (basic):
Weighted average units outstanding, basic	32,694	32,694	32,694	32,694
Weighted average units outstanding (diluted):
Weighted average units outstanding, diluted	36,596	32,694	36,648	32,694
Earnings per unit (basic):
Earnings per unit (basic)	$ 0.597	$ 0.191	$ 0.359	$ 0.524
Earnings per unit (diluted):
Earnings per unit (diluted)	$ 0.582	$ 0.191	$ 0.359	$ 0.524
Limited Partner [Member] | Common Units [Member]
Earnings per Unit and Cash Distributions
Under (over) distributed earnings	$ 1,815	$ (11,442)	$ (23,679)	$ (18,279)
General Partner Unit [Member]
Earnings per Unit and Cash Distributions
Net income attributable to the unitholders of KNOT Offshore Partners LP	368	118	221	322
Under (over) distributed earnings	34	(215)	(445)	(344)
IDR Holders
Earnings per Unit and Cash Distributions
Net income	700	700	1,400	1,400
Less: Distributions	$ 700	$ 700	$ 1,400	$ 1,400